Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of (Loss)/Income Before Income Taxes from Continuing Operations
Components of Income/(Loss) Before Income Taxes from Continuing Operations

	Years Ended December 31,
(In millions)	2016	2015	2014
United States	$(6,098)	$5,780	$(3,331)
Outside of the U.S.	(2)	(2)	12
	$(6,100)	$5,778	$(3,319)

Income Tax Benefit/(Provision)
Income Tax Benefit/(Provision)

	Years Ended December 31,
(In millions)	2016	2015	2014
United States
Current
Federal	$(2)	$—	$—
State	—	—	110
Deferred
Federal	(33)	128	601
State	7	(10)	(109)
Outside of the U.S.
Current	1	1	(5)
Deferred	—	—	(1)
	$(27)	$119	$596

Income Tax Allocation
Income Tax Allocation

	Three Months Ended March 31,
(Dollars in millions)	2017	2016
Loss from continuing operations, before income taxes	$(452)	$(300)
Income tax provision	$(72)	$(7)
Effective tax rate	(15.9)%	(2.3)%

Discontinued operations, before income taxes	$—	$66
Income tax provision	$—	$(33)

Allocation of Income Tax Benefit/(Provision)

	Years Ended December 31,
(In millions)	2016	2015	2014
Income tax benefit/(provision) applicable to:
Income/(loss) from continuing operations	$(27)	$119	$596
Discontinued operations	(730)	(64)	(32)
Accumulated other comprehensive income/(loss)	—	—	(16)
Deconsolidation and restructuring of CEOC and other	—	1,176	—
Additional paid-in capital	—	—	(15)

Effective Income Tax Rate Reconciliation
Effective Income Tax Rate Reconciliation

	Years Ended December 31,
	2016	2015	2014
Statutory tax rate	35.0%	35.0%	35.0%
Increases/(decreases) in tax resulting from:
State taxes, net of federal tax benefit	—	—	1.6
Valuation allowance	(22.5)	3.5	(5.7)
Foreign income taxes	—	—	0.1
Goodwill	—	—	(9.1)
Deconsolidation of CEOC	—	(40.1)	—
Stock-based compensation	(0.8)	0.2	(0.5)
Acquisition and integration costs	—	—	(0.4)
Reserves for uncertain tax positions	—	—	0.3
Sale of stock of subsidiary	—	—	(0.5)
Disallowed losses on sale to related party	—	—	(3.8)
Nondeductible restructuring expenses	(16.8)	—	—
Noncontrolling interests	4.8	(0.7)	0.9
Other	(0.1)	—	0.1
Effective tax rate	(0.4)%	(2.1)%	18.0%

Temporary Differences Resulting in Deferred Tax Assets and Liabilities

Temporary Differences Resulting in Deferred Tax Assets and Liabilities

	As of December 31,
(In millions)	2016	2015
Deferred tax assets:
State net operating losses	$3	$5
Federal net operating loss	51	44
Compensation programs	42	52
Allowance for doubtful accounts	17	10
Self-insurance reserves	7	7
Accrued restructuring and support expenses	1,278	317
Accrued expenses	27	6
Federal tax credits	17	13
Federal indirect tax benefits of uncertain state tax positions	4	—
Investment in CGP LLC	—	115
Capital loss carryover	—	15
Deferred revenue	1	1
Other	8	7
Subtotal	1,455	592
Less: valuation allowance	949	205
Total deferred tax assets	$506	$387
Deferred tax liabilities:
Depreciation and other property-related items	914	921
Deferred cancellation of debt income and other debt-related items	98	152
Investment in CGP LLC	211	—
Investment in non-consolidated affiliates	909	170
Intangibles	87	134
Prepaid expenses	9	10
Total deferred tax liabilities	2,228	1,387
Net deferred tax liability	$1,722	$1,000

Reconciliation of Unrecognized Tax Benefits

Reconciliation of Unrecognized Tax Benefits

	Years Ended December 31,
(In millions)	2016	2015	2014
Balance as of beginning of year	$3	$81	$142
Additions based on tax positions related to the current year	19	—	20
Additions for tax positions of prior years	—	—	—
Reductions for tax positions for prior years	(1)	—	(1)
Deconsolidation of CEOC	—	(78)	—
Settlements	—	—	—
Expiration of statutes	—	—	(80)
Balance as of end of year	$21	$3	$81